Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Profit / (loss) before taxes [Abstract]
Domestic (Ireland and Bermuda)	$ 1,707,223	$ (3,808,877)	$ (4,487,856)
Foreign	0	0	0
Profit / (loss) before taxes	1,707,223	(3,808,877)	(4,487,856)
Components of the Provision for Income Taxes [Abstract]
Current tax expense	(46,749)	(33,726)	(26,896)
Deferred tax expense	0	0	(24,341)
Income tax expense for year	(46,749)	(33,726)	(51,237)
Deferred Tax (Expense)/Benefit [Abstract]
Change in valuation allowance	0	0	(24,341)
Deferred tax expense	$ 0	$ 0	$ (24,341)